Deferred share units (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred Share Unit [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options grant fair value	$ 4,416	$ 282,967